UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Brahman Capital Corp.
Address: 655 Third Avenue
         11th Floor
         New York, NY  10017

13F File Number:  028-05444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Richard Grossman
Title:     General Counsel
Phone:     (212) 681-9797

Signature, Place, and Date of Signing:

 /s/   Richard Grossman     New York, NY     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    21

Form 13F Information Table Value Total:    $1,991,632 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784    14660   500000 SH  CALL SOLE                   500000        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784    74232  2531800 SH       SOLE                  2531800        0        0
CIT GROUP INC                  COM NEW          125581801    37054   837200 SH       SOLE                   837200        0        0
ELECTRONIC ARTS INC            COM              285512109    23048   976600 SH  PUT  SOLE                   976600        0        0
FIRST SOLAR INC                COM              336433107    19841   150000 SH  CALL SOLE                   150000        0        0
GLOBE SPECIALTY METALS INC     COM              37954N206    83512  3724882 SH       SOLE                  3724882        0        0
ISHARES TR                     S&P 500 INDEX    464287200   401044  3038900 SH  CALL SOLE                  3038900        0        0
ISHARES TR                     S&P 500 INDEX    464287200   653238  4949900 SH  PUT  SOLE                  4949900        0        0
LIBERTY MEDIA CORP NEW         LIB STAR COM A   53071M708    33739   448419 SH       SOLE                   448419        0        0
MGIC INVT CORP WIS             COM              552848103    22857  3841449 SH       SOLE                  3841449        0        0
NAVIOS MARITIME ACQUIS CORP    *W EXP 06/25/201 Y62159119      337   822500 SH       SOLE                   822500        0        0
OMNICARE INC                   COM              681904108   111079  3483200 SH       SOLE                  3483200        0        0
PENNEY J C INC                 COM              708160106    22693   657000 SH       SOLE                   657000        0        0
ROCKWOOD HLDGS INC             COM              774415103    24941   451100 SH       SOLE                   451100        0        0
SENSATA TECHNOLOGIES HLDG BV   SHS              N7902X106    58746  1560321 SH       SOLE                  1560321        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102    51240  1368230 SH       SOLE                  1368230        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102   123078  2368700 SH       SOLE                  2368700        0        0
VALEANT PHARMACEUTICALS INTL   COM              91911K102    63142  1215200 SH  CALL SOLE                  1215200        0        0
WELLCARE HEALTH PLANS INC      COM              94946T106    61319  1192737 SH       SOLE                  1192737        0        0
XEROX CORP                     COM              984121103    49723  4776500 SH  CALL SOLE                  4776500        0        0
XEROX CORP                     COM              984121103    62109  5966300 SH       SOLE                  5966300        0        0